CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES - Additional Information (Detail) ₱ / shares in Units, $ / shares in Units, ₱ in Thousands, $ in Thousands		2 Months Ended	12 Months Ended
	Jun. 05, 2020 ₱ / shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2023 PHP (₱) ₱ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 PHP (₱) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 PHP (₱) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 $ / shares	Jun. 05, 2020 $ / shares
Studio City [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Increase in additional paid-in capital resulting from the private placements				$ 0		$ 879		$ 0
Studio City [Member] | 2022 Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Proceeds from Issuance of Private Placement		$ 300,000
Increase in additional paid-in capital resulting from the private placements		879
Proceeds from Noncontrolling Interests		$ 134,944
Studio City [Member] | Class A Ordinary Shares [Member] | 2022 Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares | shares		400,000,000
Melco Resorts and Entertainment (Philippines) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of original common shares representing one Whole Share after the Reverse Stock Split | shares			500,000	500,000
Stock purchased During Period, Shares | shares			10.111	10.111	50.906	50.906	123.103	123.103
Consideration of stock purchased			₱ 36,651	$ 671	₱ 175,173	$ 3,310	₱ 440,032	$ 8,518
Decrease in additional paid-in capital resulting from stock purchased from noncontrolling interest				$ 582		$ 2,952		$ 6,951
Melco Resorts and Entertainment (Philippines) [Member] | Before Reverse Stock Split [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price | (per share)			₱ 1						$ 0.02
Melco Resorts and Entertainment (Philippines) [Member] | Fractional Share Elimination Plan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price | (per share)	₱ 7.25									$ 0.14
Duration of the plan (in years)	2 years
Extended period of the plan			August 15, 2022 to November 15, 2022	August 15, 2022 to November 15, 2022
Expiry date of the plan	June 4, 2022